Income Tax - Summary Of Income tax Relating To Components Of Other Comprehensive Income (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax relating to components of other comprehensive income [abstract]
Fair value remeasurement of hedging instruments entered into for cash flow hedges	$ 118	$ (55)
Relating to cash flow hedges	(11)	59
Total income tax recognized in other comprehensive income	$ 107	$ 4